Consolidated Balance Sheet (USD $)	Feb. 29, 2012	May 31, 2011	May 31, 2010
CURRENT ASSETS:
Cash	$ 16,567	$ 43,547	$ 384,998
Accounts receivable, net	193,074	317,751	289,003
Inventories	420,178	374,116	369,902
Prepaid expenses and other current assets	36,305	28,844	55,208
Total Current Assets	666,124	764,258	1,099,111
FIXED ASSETS, net	466,109	546,746	616,437
OTHER ASSETS	31,103	33,085	35,046
INTANGIBLES - at cost, net	3,489,179	3,552,179	3,636,178
Total Assets	4,652,515	4,896,268	5,386,772
CURRENT LIABILITIES:
Accounts payable	648,321	719,798	511,808
Note payable and current portion of long term debt	1,234,000	1,246,256	282,171
Prepaid gift certificates and other deferred revenue	106,524	51,296	66,485
Accrued expenses and other current liabilities	590,259	517,618	276,533
Accrued payroll taxes	951,332	622,570	480,769
Total Current Liabilities	3,530,436	3,157,538	1,617,766
LONG TERM DEBT, net of current portion	3,873,508	3,288,124	2,986,630
SHAREHOLDERS' DEFICIT
Preferred stock - $0.001 par value, 10,000,000 shares authorized, 6,514,154 and 6,405,660 shares issued and outstanding, respectively	6,514	6,405	6,419
Common stock - $0.001 par value, 100,000,000 shares authorized 27,752,982 and 24,200,316 shares issued and outstanding, respectively	27,753	24,200	23,765
Additional paid-in capital	19,401,307	17,028,389	16,820,913
Accumulated deficit	(22,187,003)	(18,608,388)	(16,068,721)
Total shareholders' deficit	(2,751,429)	(1,549,394)	782,376
Total Liabilities & Shareholders' Deficit	$ 4,652,515	$ 4,896,268	$ 5,386,772